Description of Organization and Business Operations - Additional Information (Details) (Detail) - USD ($)		8 Months Ended
	May 18, 2020	Sep. 30, 2020
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation		Feb. 03, 2020
Sale of units		20,000,000
Sale of stock price per unit	$ 10.00	$ 10.00
Net proceeds from sale of units in initial public offering		$ 196,000,000
Amount held in trust account		202,037,099
Transaction costs	$ 12,785,179	647,907
Deferred underwriting fees	8,000,000
Original offering cost	785,179
Actual offering costs deferred	732,907
Total transaction costs	$ 12,732,907	$ 12,732,907
Decommissioning trust assets description		The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the shares of common stock included in the units sold in the Offering (the “public shares”) if the Company is unable to complete a Business Combination within 18 months from the closing of the Offering on May 18, 2020; or (iii) the redemption of the public shares in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete its initial Business Combination within 18 months from the closing of the Offering on May 18, 2020.
Common stock redemption percentage	100.00%
Public shares redemption percentage	100.00%
Minimum percentage of fair market value of business acquisition to trust account balance		80.00%
Amount held in the trust account		$ 202,037,099
Cash and short-term investments		202,000,000
Interest income earned		37,099
Interest receivable on cash and marketable securities held in the Trust Account		1,661
Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of units or stock		25,000
Proceeds from sale of units in private placement		6,500,000
Minimum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net tangible assets		5,000,001
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net interest to pay dissolution expenses		100,000
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units	20,000,000
Gross proceeds from issuance of unit	$ 200,000,000
Proceeds from sale of units or stock		$ 187,267,093
Net proceeds from sale of units in initial public offering	$ 196,000,000
Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit	$ 10.00	$ 10.00
Gross proceeds from issuance of unit	$ 8,934,790
Proceeds from sale of units in private placement	6,000,000
Amount held in trust account	$ 202,000,000
Sale of units in private placement		650,000
Private Placement | Nomura, Oppenheimer and Odeon
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units	243,479
Proceeds from sale of units or stock	$ 2,434,790
Private Placement | Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units	650,000	650,000
Sale of units in private placement	893,479
Sale of stock price per unit		$ 10.00
Proceeds from sale of units or stock	$ 6,500,000	$ 6,500,000
Underwriters
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit		$ 10.00
Transaction costs	$ 4,000,000	$ 4,000,000
Sale of units in private placement		243,479